Net Income (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Net Income (Loss) Per Share [Abstract]
NET INCOME (LOSS) PER SHARE

15. NET INCOME (LOSS) PER SHARE

The following table sets forth the basic and diluted net income (loss) per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the Six Months Ended June 30,
	2022	2023
Numerator:
Net income (loss) from continuing operations attributable to SunCar Technology’s ordinary shareholders	$3,155	$(3,379)
Net loss from discontinued operations attributable to SunCar Technology’s ordinary shareholders	(1,030)	-
Numerator for basic and diluted net income (loss) per share calculation	$2,125	$(3,379)

Denominator:
Weighted average number of ordinary shares	80,000,000	81,374,609

Net income (loss) from continuing operation attributable to SunCar Technology’s ordinary shareholders per ordinary share
—Basic and diluted	$0.04	$(0.04)

Net loss from discontinued operation attributable to SunCar Technology’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.01)	$0.00

Net income (loss) attributable to SunCar Technology’s ordinary shareholders per ordinary share
—Basic and diluted	$0.03	$(0.04)

17.	NET INCOME (LOSS) PER SHARE

The following table sets forth the basic and diluted net income (loss) per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the year ended December 31,
	2020	2021	2022
Numerator:
Net income/(loss) from continuing operations attributable to SunCar’s ordinary shareholders	$3,403	$3,942	$(5,675)
Net loss from discontinued operations attributable to SunCar’s ordinary shareholders	(16,396)	(27,663)	(994)
Numerator for basic and diluted net loss per share calculation	$(12,993)	$(23,721)	$(6,669)

Denominator:
Weighted average number of ordinary shares	225,000,000	225,000,000	225,000,000
Incremental weighted average number of ordinary shares from assumed conversion of preferred shares using if-converted method	193,668,614	193,668,614	193,668,614

Net income/(loss) from continuing operations attributable to SunCar’s ordinary shareholders per ordinary share
—Basic	$0.01	$0.01	$(0.03)
—Diluted	$0.01	$0.01	$(0.03)

Net loss from discontinued operations attributable to SunCar’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.07)	$(0.12)	$0.00

Net loss attributable to SunCar’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.06)	$(0.11)	$(0.03)

For the years ended December 31, 2020, 2021 and 2022, 193,668,614, 193,668,614 and 193,668,614 shares issuable upon conversion of convertible preferred shares were excluded from the calculation of basic and diluted net loss per ordinary share, as the convertible preferred shares have no contractual obligation to fund or otherwise absorb the Group’s losses.